Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Total assets held by special purpose entities	$ 2,900,000,000	$ 3,000,000,000	$ 3,100,000,000
Total liabilities held by special purpose entities	2,000,000,000	2,000,000,000	1,900,000,000
Reserves for uncollectible amounts	5,200,000	3,600,000	5,100,000
Accounts receivable	7,800,000	7,600,000	11,300,000
Provision for losses	16,500,000	15,300,000	12,900,000
Accrued rental revenue receivables	24,700,000	22,700,000	18,400,000
Allowance for loan losses	4,700,000	5,100,000	5,300,000
Loan placed on non accrual status, past due days	60 days	60 days
Restricted cash and deposits in escrow	22,200,000	34,700,000	10,000,000
Deposit in collateral account	8,000,000	8,000,000
Mortgages
Summary Of Significant Accounting Policies [Line Items]
Loans on non accruals status	2	2
Notes
Summary Of Significant Accounting Policies [Line Items]
Loans on non accruals status	1	1
IPO
Summary Of Significant Accounting Policies [Line Items]
Restricted cash deposited to secure lenders	$ 9,700,000	$ 9,700,000